Commitments And Contingencies (Third-Party Power Purchases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Long-term Purchase Commitment [Line Items]
2014	$ 3,648
2015	3,579
2016	3,418
2017	3,238
2018	3,008
Thereafter	34,840
Total	51,731
QF Energy Payments [Member]
Long-term Purchase Commitment [Line Items]
2014	913
2015	707
2016	587
2017	450
2018	406
Thereafter	1,614
Total	4,677
Renewable (Other Than QF) Energy [Member]
Long-term Purchase Commitment [Line Items]
2014	1,906
2015	2,102
2016	2,109
2017	2,104
2018	1,962
Thereafter	30,242
Total	40,425
Other, Energy Payments [Member]
Long-term Purchase Commitment [Line Items]
2014	829
2015	770
2016	722
2017	684
2018	640
Thereafter	2,984
Total	$ 6,629